Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization - Schedule of Properties (FY) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Line Items]
Encumbrances		$ 125,022,937
Land		41,126,391
Buildings & Improvements		191,653,068
Total		232,779,459
Costs Capitalized Subsequent to Acquisition		2,432,550
Land		41,126,391
Buildings & Improvements		194,085,618
Total		235,212,009	$ 138,810,355	$ 33,245,041
Accumulated Depreciation and Amortization		(10,563,664)
Net	$ 32,033,596	224,648,345
Accredo
Real Estate [Line Items]
Encumbrances		4,837,224
Land		1,706,641
Buildings & Improvements		9,003,859
Total		10,710,500
Costs Capitalized Subsequent to Acquisition		198,986
Land		1,706,641
Buildings & Improvements		9,202,843
Total		10,909,484
Accumulated Depreciation and Amortization		(1,265,678)
Net		9,643,806
Walgreens
Real Estate [Line Items]
Encumbrances		2,159,245
Land		1,033,105
Buildings & Improvements		3,820,266
Total		4,853,371
Costs Capitalized Subsequent to Acquisition		0
Land		1,033,105
Buildings & Improvements		3,820,266
Total		4,853,371
Accumulated Depreciation and Amortization		(833,561)
Net		4,019,810
Dollar General
Real Estate [Line Items]
Encumbrances		645,791
Land		293,912
Buildings & Improvements		1,104,202
Total		1,398,114
Costs Capitalized Subsequent to Acquisition		0
Land		293,912
Buildings & Improvements		1,104,202
Total		1,398,114
Accumulated Depreciation and Amortization		(85,518)
Net		1,312,596
Dollar General
Real Estate [Line Items]
Encumbrances		651,085
Land		212,036
Buildings & Improvements		1,472,393
Total		1,684,429
Costs Capitalized Subsequent to Acquisition		0
Land		212,036
Buildings & Improvements		1,472,393
Total		1,684,429
Accumulated Depreciation and Amortization		(109,445)
Net		1,574,984
Dollar General
Real Estate [Line Items]
Encumbrances		651,085
Land		217,912
Buildings & Improvements		1,088,678
Total		1,306,590
Costs Capitalized Subsequent to Acquisition		0
Land		217,912
Buildings & Improvements		1,088,678
Total		1,306,590
Accumulated Depreciation and Amortization		(82,167)
Net		1,224,423
Dollar General
Real Estate [Line Items]
Encumbrances		645,791
Land		283,578
Buildings & Improvements		1,002,456
Total		1,286,034
Costs Capitalized Subsequent to Acquisition		0
Land		283,578
Buildings & Improvements		1,002,457
Total		1,286,035
Accumulated Depreciation and Amortization		(78,780)
Net		1,207,255
Dollar General
Real Estate [Line Items]
Encumbrances		645,791
Land		176,515
Buildings & Improvements		1,037,214
Total		1,213,729
Costs Capitalized Subsequent to Acquisition		0
Land		176,515
Buildings & Improvements		1,037,214
Total		1,213,729
Accumulated Depreciation and Amortization		(80,853)
Net		1,132,876
Dollar General
Real Estate [Line Items]
Encumbrances		645,791
Land		154,676
Buildings & Improvements		1,033,817
Total		1,188,493
Costs Capitalized Subsequent to Acquisition		0
Land		154,676
Buildings & Improvements		1,033,818
Total		1,188,494
Accumulated Depreciation and Amortization		(78,557)
Net		1,109,937
Dana
Real Estate [Line Items]
Encumbrances		4,632,398
Land		1,290,863
Buildings & Improvements		8,312,917
Total		9,603,780
Costs Capitalized Subsequent to Acquisition		0
Land		1,290,863
Buildings & Improvements		8,312,917
Total		9,603,780
Accumulated Depreciation and Amortization		(1,001,594)
Net		8,602,186
Northrop Grumman | Office
Real Estate [Line Items]
Encumbrances		5,809,367
Land		1,191,024
Buildings & Improvements		12,533,166
Total		13,724,190
Costs Capitalized Subsequent to Acquisition		0
Land		1,191,024
Buildings & Improvements		12,533,166
Total		13,724,190
Accumulated Depreciation and Amortization		(1,402,927)
Net		12,321,263
Northrop Grumman | Land
Real Estate [Line Items]
Encumbrances		0
Land		329,410
Buildings & Improvements		0
Total		329,410
Costs Capitalized Subsequent to Acquisition		0
Land		329,410
Buildings & Improvements		0
Total		329,410
Accumulated Depreciation and Amortization		0
Net		329,410
exp US Services
Real Estate [Line Items]
Encumbrances		3,446,493
Land		785,801
Buildings & Improvements		5,522,567
Total		6,308,368
Costs Capitalized Subsequent to Acquisition		0
Land		785,801
Buildings & Improvements		5,522,568
Total		6,308,369
Accumulated Depreciation and Amortization		(389,042)
Net		5,919,327
Harley
Real Estate [Line Items]
Encumbrances		6,868,255
Land		1,145,196
Buildings & Improvements		12,033,092
Total		13,178,288
Costs Capitalized Subsequent to Acquisition		0
Land		1,145,196
Buildings & Improvements		12,033,092
Total		13,178,288
Accumulated Depreciation and Amortization		(562,523)
Net		12,615,765
Wyndham
Real Estate [Line Items]
Encumbrances		5,820,600
Land		4,144,069
Buildings & Improvements		5,972,433
Total		10,116,502
Costs Capitalized Subsequent to Acquisition		959,213
Land		4,144,069
Buildings & Improvements		6,931,646
Total		11,075,715
Accumulated Depreciation and Amortization		(461,240)
Net		10,614,475
Williams-Sonoma
Real Estate [Line Items]
Encumbrances		4,615,800
Land		3,546,744
Buildings & Improvements		4,028,821
Total		7,575,565
Costs Capitalized Subsequent to Acquisition		1,054,532
Land		3,546,744
Buildings & Improvements		5,083,354
Total		8,630,098
Accumulated Depreciation and Amortization		(435,346)
Net		8,194,752
Omnicare
Real Estate [Line Items]
Encumbrances		4,349,963
Land		800,772
Buildings & Improvements		6,523,599
Total		7,324,371
Costs Capitalized Subsequent to Acquisition		219,818
Land		800,772
Buildings & Improvements		6,743,417
Total		7,544,189
Accumulated Depreciation and Amortization		(343,275)
Net		7,200,914
EMCOR
Real Estate [Line Items]
Encumbrances		2,911,577
Land		427,589
Buildings & Improvements		5,996,509
Total		6,424,098
Costs Capitalized Subsequent to Acquisition		0
Land		427,589
Buildings & Improvements		5,996,509
Total		6,424,098
Accumulated Depreciation and Amortization		(245,453)
Net		6,178,645
Husqvarna
Real Estate [Line Items]
Encumbrances		6,379,182
Land		974,663
Buildings & Improvements		11,879,485
Total		12,854,148
Costs Capitalized Subsequent to Acquisition		0
Land		974,663
Buildings & Improvements		11,879,485
Total		12,854,148
Accumulated Depreciation and Amortization		(399,615)
Net		12,454,533
AvAir
Real Estate [Line Items]
Encumbrances		14,575,000
Land		3,493,673
Buildings & Improvements		23,864,226
Total		27,357,899
Costs Capitalized Subsequent to Acquisition		0
Land		3,493,673
Buildings & Improvements		23,864,227
Total		27,357,900
Accumulated Depreciation and Amortization		(722,991)
Net		26,634,909
3M
Real Estate [Line Items]
Encumbrances		8,360,000
Land		758,780
Buildings & Improvements		16,360,400
Total		17,119,180
Costs Capitalized Subsequent to Acquisition		0
Land		758,780
Buildings & Improvements		16,360,400
Total		17,119,180
Accumulated Depreciation and Amortization		(985,899)
Net		16,133,281
Cummins
Real Estate [Line Items]
Encumbrances		8,530,000
Land		3,347,960
Buildings & Improvements		12,654,529
Total		16,002,489
Costs Capitalized Subsequent to Acquisition		0
Land		3,347,960
Buildings & Improvements		12,654,529
Total		16,002,489
Accumulated Depreciation and Amortization		(562,814)
Net		15,439,675
24 Hour Fitness
Real Estate [Line Items]
Encumbrances		8,900,000
Land		3,121,985
Buildings & Improvements		9,536,325
Total		12,658,310
Costs Capitalized Subsequent to Acquisition		0
Land		3,121,985
Buildings & Improvements		9,536,325
Total		12,658,310
Accumulated Depreciation and Amortization		(204,887)
Net		12,453,423
Texas Health
Real Estate [Line Items]
Encumbrances		4,842,500
Land		1,827,914
Buildings & Improvements		5,862,010
Total		7,689,924
Costs Capitalized Subsequent to Acquisition		0
Land		1,827,914
Buildings & Improvements		5,862,010
Total		7,689,924
Accumulated Depreciation and Amortization		(86,716)
Net		7,603,208
Bon Secours
Real Estate [Line Items]
Encumbrances		5,250,000
Land		1,658,659
Buildings & Improvements		9,184,248
Total		10,842,907
Costs Capitalized Subsequent to Acquisition		0
Land		1,658,659
Buildings & Improvements		9,184,248
Total		10,842,907
Accumulated Depreciation and Amortization		(90,731)
Net		10,752,176
Costco
Real Estate [Line Items]
Encumbrances		18,850,000
Land		8,202,915
Buildings & Improvements		21,825,853
Total		30,028,768
Costs Capitalized Subsequent to Acquisition		0
Land		8,202,915
Buildings & Improvements		21,825,853
Total		30,028,768
Accumulated Depreciation and Amortization		(54,052)
Net		$ 29,974,716